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March 1, 2017	vedderprice.com

VIA EDGAR	Joseph M. Mannon
Shareholder
Securities and Exchange Commission	+1 312 609 7883
100 F Street, N.E.	jmannon@vedderprice.com
Washington, D.C. 20549

Attention: Office of Filings, Information & Consumer Services

Re:	Plan Investment Fund, Inc. (the “Registrant”)
File Nos.: 002-99584 and 811-04379

To the Commission:

As counsel on behalf of the Registrant, pursuant to Rule 485(a) promulgated under the Securities Act of 1933, as amended (the “1933 Act”), please find for filing on behalf of the above-referenced Registrant, Post-Effective Amendment No. 54 under the 1933 Act and Amendment No. 57 under the Investment Company Act of 1940, as amended (the “1940 Act”), to the Registrant’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed under paragraph (a)(1) of Rule 485 for the purpose of conforming the Registrant’s Registration Statement to the requirements of Securities and Exchange Commission (“SEC”) amendments to rules applicable to money market mutual funds adopted by the SEC on July 23, 2014.

Please call the undersigned at (312) 609-7883 with any questions or comments regarding this filing.

Very truly yours,

/s/ Joseph M. Mannon

Joseph M. Mannon
Shareholder

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